Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited)	12 Months Ended
Dec. 31, 2012
Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited)
Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited)

16.       Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited)

Oil and Natural Gas Capitalized Costs

Capitalized costs relating to oil and natural gas producing activities are as follows at December 31 (in thousands):

	2012	2011

Proved oil and natural gas properties	$839,154	$791,737
Unproved oil and natural gas properties	1,264	1,723
	840,418	793,460
Accumulated depletion and depreciation	(324,630)	(274,880)
Net capitalized costs	$515,788	518,580

Costs Incurred in Oil and Natural Gas Property Acquisition and Development Activities

Costs incurred in oil and natural gas property acquisition and development activities are as follows (in thousands):

	Partnership		Predecessor
	Year Ended	November 16 to	January 1 to	Year Ended
	December 31, 2012	December 31, 2011	November 15, 2011	December 31, 2010

Acquisition of oil and natural gas properties
Proved	$9,795	$56	$392	$105,209
Unproved	—	—	—	—
Development costs	31,598	2,461	48,702	44,680
Total	$41,393	2,517	$49,094	$149,889

We had immaterial exploration costs for each of the periods during 2012, 2011 and 2010.

Oil and Natural Gas Reserves

The reserve disclosures that follow reflect estimates of proved reserves, proved developed reserves and proved undeveloped reserves, net of third-party royalty interests, of natural gas, crude oil and condensate, and NGLs owned at each year end and changes in proved reserves during each of those periods. Natural gas volumes are in millions of cubic feet (MMcf) at a pressure base of 14.73 pounds per square inch and volumes for oil, condensate and NGLs are in thousands of barrels (MBbls). Total volumes are presented in thousands of barrels of oil equivalent (MBOE). For this computation, one barrel of oil is assumed to be the equivalent of 6,000 cubic feet of natural gas. Shrinkage associated with NGLs has been deducted from the natural gas reserve volumes.

Our estimates of proved reserves are made using available geological and reservoir data as well as production performance data. These estimates are reviewed on a periodic basis throughout the year by internal reservoir engineers and revised, either upward or downward, as warranted by additional data. Revisions are necessary due to changes in, among other things, reservoir performance, prices, economic conditions and governmental restrictions, as well as changes in the expected recovery associated with infill drilling.

Our oil and natural gas properties and associated reserves are located in the continental United States. The following table presents the estimated remaining net proved, proved developed and proved undeveloped oil and natural gas reserves as of the periods indicated, and the related summary of changes in estimated quantities of net remaining proved reserves during those periods. Our estimated reserves at December 31, 2012, 2011 and 2010 were based on reserve reports prepared by the independent reserve engineers Miller and Lents, Ltd. and Netherland, Sewell & Associates, Inc.

	Oil	NGL	Gas
	(MBbls)	(MBbls)	(MMcf)
Partnership:
Balance, November 16, 2011	—	—	—
Contribution from predecessor	8,730	3,360	113,972
Production	(87)	(32)	(1,086)
Balance, December 31, 2011	8,643	3,328	112,886
Revision of previous estimates	1,172	266	(16,935	)(1)
Extensions and discoveries	546	134	606
Acquisition of minerals in place	—	—	—
Sales of minerals in place	—	—	—
Production	(696)	(287)	(7,942)
Balance, December 31, 2012	9,665	3,441	88,615

(1)         The decrease in natural gas reserves was primarily due to significantly lower natural gas prices during 2012.

	Oil	NGL	Gas
	(MBbls)	(MBbls)	(MMcf)
Predecessor:
Balance, December 31, 2009	5,598	2,580	62,658
Revision of previous estimates	92	315	6,681
Extensions and discoveries	927	438	2,583
Acquisition of minerals in place	40	97	49,560
Sales of minerals in place	(22)	(9)	(594)
Production	(698)	(376)	(11,287)
Balance, December 31, 2010	5,937	3,045	109,601
Revision of previous estimates	126	(196)	10,359
Extensions and discoveries	3,902	1,094	7,243
Acquisition of minerals in place	—	—	—
Sales of minerals in place	(29)	—	(75)
Production	(657)	(269)	(8,606)
Balance, November 15, 2011	9,279	3,674	118,522

Proved developed reserves:
December 31, 2010 (predecessor)	4,970	2,605	105,465
December 31, 2011 (partnership)	6,410	2,580	103,679
December 31, 2012 (partnership)	6,979	2,716	84,747
Proved undeveloped reserves:
December 31, 2010 (predecessor)	967	440	4,136
December 31, 2011 (partnership)	2,233	748	9,207
December 31, 2012 (partnership)	2,686	725	3,868

Standardized Measure of Discounted Future Net Cash Flows

Oil and natural gas reserve estimation and disclosure regulations require that reserve estimates and discounted future net cash flows are based on the unweighted average market prices for sales of oil and natural gas on the first calendar day of each month during the year. Cash flows are adjusted for transportation fees and regional price differentials, to the estimated future production of proved oil and natural gas reserves less estimated future expenditures to be incurred in developing and producing the proved reserves, discounted using an annual rate of 10% to reflect the estimated timing of the future cash flows. Income taxes are excluded because we and the Predecessor are non-taxable entities. Generally, all taxable income and losses are reported on the income tax returns of the unitholders and partners, and therefore, no provision for income taxes has been recorded in the accompanying combined financial statements. Extensive judgments are involved in estimating the timing of production and the costs that will be incurred throughout the remaining lives of the properties. Accordingly, the estimates of future net cash flows from proved reserves and the present value may be materially different from subsequent actual results. The standardized measure of discounted net cash flows does not purport to present, nor should it be interpreted to present, the fair value of the acquired properties’ oil and natural gas reserves. An estimate of fair value would also take into account, among other things, the recovery of reserves not presently classified as proved, and anticipated future changes in prices and costs.

The standardized measure of discounted future net cash flows related to our interest in proved reserves as of the periods indicated are as follows (in thousands):

	Partnership		Predecessor
	Year Ended	November 16 to	January 1 to	Year Ended
	December 31, 2012	December 31, 2011	November 15, 2011	December 31, 2010

Future cash inflows	$1,267,735	$1,420,166	$1,497,384	$1,039,219
Future costs:
Development	(149,274)	(151,487)	(157,048)	(40,659)
Production	(435,200)	(442,491)	(467,401)	(354,350)
Future net cash flows	683,261	826,188	872,935	644,210
10% discount to reflect timing of cash flows	(358,020)	(435,174)	(454,253)	(295,812)
Standardized measure of discounted future net cash flows	$325,241	$391,014	$418,682	$348,398

The principal changes in the standardized measure of discounted future net cash flows attributable to our proved reserves as of the periods indicated are as follows (in thousands):

	Partnership		Predecessor
	Year Ended	November 16 to	January 1 to	Year Ended
	December 31, 2012	December 31, 2011	November 15, 2011	December 31, 2010

Beginning of period	$391,014	$400,988	$348,398	$192,948
Contribution from predecessor	—	—	—
Purchase of reserves in place	—	—	—	76,007
Sales of reserves in place	—	—	(676)	(535)
Extensions and discoveries, net of future development costs	19,380	—	120,120	46,947
Revisions of quantity estimates	(20,132)	—	17,326	23,467
Changes in future development costs, net	(871)	—	1,125	(5,148)
Development costs incurred that reduce future development costs	12,364	—	4,331	4,013
Net changes in prices	(41,311)	—	15,374	77,696
Oil, natural gas and NGL sales, net of production costs	(60,737)	(9,974)	(96,585)	(82,382)
Changes in timing and other	(13,567)	—	(25,571)	(3,910)
Accretion of discount	39,101	—	34,840	19,295
End of period	$325,241	$391,014	$418,682	$348,398